Expense Example, No Redemption - AZL DFA U.S. Core Equity Fund - AZL DFA U.S. Core Equity Fund	Apr. 30, 2021 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 87
Expense Example, No Redemption, 3 Years	327
Expense Example, No Redemption, 5 Years	586
Expense Example, No Redemption, 10 Years	$ 1,328